Investments in Associates and Joint Ventures - Summary of Investments Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($) $ / shares shares	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2014 ARS ($)
Disclosure of transactions between related parties [line items]
Securities face value | $ / shares	$ 10
Book Value	$ 6,057	$ 5,500
Cost	208
Net profit (loss)	12,672	(28,379)	$ 4,426
Equity	$ 152,533	118,661	120,461		$ 72,781
Subsidiaries [member] | YPF International S.A. [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities amount | shares	66,897
Main business	Investment
Registered address	Street La Plata 19, Santa Cruz de la Sierra, República de Bolivia
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 15
Net profit (loss)	(1)
Equity	$ 24
Holding in capital stock	100.00%
Subsidiaries [member] | YPF Holdings Inc [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares				$ 0.01
Securities amount | shares	810,614
Main business	Investment and finance
Registered address	10333 Richmond Avenue I, Suite 1050, TX, U.S.A.
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 15,075
Net profit (loss)	(429)
Equity	$ (3,726)
Holding in capital stock	100.00%
Subsidiaries [member] | Operadora de Estaciones de Servicio S.A.[member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	163,701,747
Main business	Commercial management of YPF's gas stations
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 164
Net profit (loss)	709
Equity	$ 907
Holding in capital stock	99.99%
Subsidiaries [member] | A-Evangelista S.A. [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	307,095,088
Main business	Engineering and construction services
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 307
Net profit (loss)	3
Equity	$ 1,127
Holding in capital stock	100.00%
Subsidiaries [member] | YPF Servicios Petroleros S.A. [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	50,000
Main business	Wells perforation and/or reparation services
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2017
Net profit (loss)	$ (174)
Equity	$ (192)
Holding in capital stock	100.00%
Subsidiaries [member] | Metrogas S.A. [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	398,419,700
Main business	Providing the public service of natural gas distribution
Registered address	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina.
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 569
Net profit (loss)	773
Equity	$ 8,985
Holding in capital stock	70.00%
Subsidiaries [member] | YPF Energia Electrica S.A [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	2,506,555,895
Main business	Exploration, development, industrialization and marketing of hydrocarbons, and generation, transportation and marketing of electric power
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 2,507
Net profit (loss)	928
Equity	$ 3,441
Holding in capital stock	100.00%
Subsidiaries [member] | YPF Chile S.A. [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities amount | shares	50,968,649
Main business	Lubricants and aviation fuels trading and hydrocarbons research and exploration
Registered address	Villarica 322; Módulo B1, Qilicura, Santiago
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 849
Net profit (loss)	(103)
Equity	$ 1,389
Holding in capital stock	100.00%
Subsidiaries [member] | YPF Tecnologia S A [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	234,291,000
Main business	Investigation, development, production and marketing of technologies, knowledge, goods and services
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 459
Net profit (loss)	38
Equity	$ 690
Holding in capital stock	51.00%
Subsidiaries [member] | YSUR Inversora S.A.U. [member]
Disclosure of transactions between related parties [line items]
Securities class	-
Main business	Investment
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2016
Capital stock	$ 2,657
Net profit (loss)	(1)
Equity	$ 5,397
Holding in capital stock	100.00%
Subsidiaries [member] | YSUR Inversiones Petroleras S.A.U. [member]
Disclosure of transactions between related parties [line items]
Securities class	-
Main business	Investment
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2016
Capital stock	$ 230
Equity	$ 391
Holding in capital stock	100.00%
Subsidiaries [member] | YSUR Petrolera Argentina S.A.[member]
Disclosure of transactions between related parties [line items]
Securities class	-
Main business	Exploration, extraction, exploitation, storage, transportation, industrialization and marketing of hydrocarbons, as well as other related operations
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2016
Capital stock	$ 634
Net profit (loss)	106
Equity	$ 570
Holding in capital stock	100.00%
Subsidiaries [member] | Compania de Inversiones Mineras S.A. [Member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	236,474,420
Main business	Exploration, exploitation, processing, management, storage and transport of all types of minerals; assembly, construction and operation of facilities and structures and processing of products related to mining
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 236
Net profit (loss)	(21)
Equity	$ 182
Holding in capital stock	100.00%
Subsidiaries [member] | Bajo Del Toro II SRL [member]
Disclosure of transactions between related parties [line items]
Securities class	Social cuotes
Securities face value | $ / shares	$ 1
Securities amount | shares	1,270,815,165
Main business	Exploration, discovery, exploitation, purchase, production, storage, transport, import, export and marketing of all types of liquid or gaseous hydrocarbons and exercise all acts that are not prohibited by law including but not limited to the execution of money loans as lender and / or borrower.
Registered address	Macacha Güemes 515, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 1,271
Net profit (loss)	90
Equity	$ 1,341
Holding in capital stock	100.00%
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Book Value	$ 5,070	3,573
Net profit (loss)	$ 885	363	$ (3)
Joint Ventures [member] | Compania Mega SA [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	244,246,140
Book Value	$ 1,725	1,208
Main business	Separation, fractionation and transportation of natural gas liquids
Registered address	San Martín 344, P. 10º, Buenos Aires, Argentina
Last Financial Statements Date	Sep. 30, 2017
Capital stock	$ 643
Net profit (loss)	1,071
Equity	$ 2,381
Holding in capital stock	38.00%
Joint Ventures [member] | Profertil SA [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	391,291,320
Book Value	$ 2,862	1,897
Main business	Production and marketing of fertilizers
Registered address	Alicia Moreau de Justo 740, P. 3, Buenos Aires, Argentina
Last Financial Statements Date	Sep. 30, 2017
Capital stock	$ 783
Net profit (loss)	197
Equity	$ 1,249
Holding in capital stock	50.00%
Joint Ventures [member] | Refinera Del Norte SA [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1
Securities amount | shares	45,803,655
Book Value	$ 483	468
Main business	Refining
Registered address	Maipú 1, P. 2º, Buenos Aires, Argentina
Last Financial Statements Date	Sep. 30, 2017
Capital stock	$ 92
Net profit (loss)	(10)
Equity	$ 980
Holding in capital stock	50.00%
Associates [member]
Disclosure of transactions between related parties [line items]
Book Value	$ 987	1,927
Cost	$ 208
Associates [member] | Oleoductos del Valle SA [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 10.00
Securities amount | shares	4,072,749
Book Value	$ 242	174
Main business	Oil transportation by pipeline
Registered address	Florida 1, P. 10º, Buenos Aires, Argentina
Last Financial Statements Date	Sep. 30, 2017
Capital stock	$ 110
Net profit (loss)	135
Equity	$ 576
Holding in capital stock	37.00%
Associates [member] | Terminales Maritimas Patagonicas SA [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 10.00
Securities amount | shares	476,034
Book Value	$ 103	94
Main business	Oil storage and shipment
Registered address	Av. Leandro N. Alem 1180, P. 11º, Buenos Aires, Argentina
Last Financial Statements Date	Sep. 30, 2017
Capital stock	$ 14
Net profit (loss)	20
Equity	$ 304
Holding in capital stock	33.15%
Associates [member] | Oiltanking Ebytem SA [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 10.00
Securities amount | shares	351,167
Book Value	$ 211	184
Main business	Hydrocarbon transportation and storage
Registered address	Terminal Marítima Puerto Rosales - Provincia de Buenos Aires, Argentina.
Last Financial Statements Date	Sep. 30, 2017
Capital stock	$ 12
Net profit (loss)	247
Equity	$ 279
Holding in capital stock	30.00%
Associates [member] | Gasoducto del Pacifico (Argentina) S.A. [member]
Disclosure of transactions between related parties [line items]
Securities class	Preferred
Securities face value | $ / shares	$ 1.00
Securities amount | shares	15,579,578
Book Value	$ 44	33
Main business	Gas transportation by pipeline
Registered address	San Martín 323, P.13°, Buenos Aires, Argentina
Last Financial Statements Date	Dec. 31, 2017
Capital stock	$ 156
Net profit (loss)	116
Equity	$ 445
Holding in capital stock	10.00%
Associates [member] | Central Dock Sud SA [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 0.01
Securities amount | shares	11,869,095,145
Book Value	$ 0	175
Main business	Electric power generation and bulk marketing
Registered address	Pasaje Ingeniero Butty 220, P.16°, Buenos Aires, Argentina
Last Financial Statements Date	Mar. 31, 2017
Capital stock	$ 1,231
Net profit (loss)	46
Equity	$ 1,865
Holding in capital stock	10.25%
Associates [member] | Inversora Dock Sud S.A. [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1.00
Securities amount | shares	355,270,303
Book Value	$ 0	569
Main business	Investment and finance
Registered address	Pasaje Ingeniero Butty 220, P.16°, Buenos Aires, Argentina
Last Financial Statements Date	Mar. 31, 2017
Capital stock	$ 829
Net profit (loss)	32
Equity	$ 1,343
Holding in capital stock	42.86%
Associates [member] | Oleoducto Trasandino (Argentina) S.A. [member]
Disclosure of transactions between related parties [line items]
Securities class	Preferred
Securities face value | $ / shares	$ 1.00
Securities amount | shares	12,135,167
Book Value	$ 41	37
Main business	Oil transportation by pipeline
Registered address	Macacha Güemes 515, P.3º, Buenos Aires, Argentina
Last Financial Statements Date	Sep. 30, 2017
Capital stock	$ 34
Net profit (loss)	9
Equity	$ 118
Holding in capital stock	36.00%
Associates [member] | YPF Gas SA [member]
Disclosure of transactions between related parties [line items]
Securities class	Common
Securities face value | $ / shares	$ 1.00
Securities amount | shares	59,821,434
Book Value	$ 235	172
Main business	Gas fractionation, bottling, distribution and transport for industrial and/or residential use
Registered address	Macacha Güemes 515, P.3º, Buenos Aires, Argentina
Last Financial Statements Date	Sep. 30, 2017
Capital stock	$ 176
Net profit (loss)	215
Equity	$ 884
Holding in capital stock	34.00%
Associates [member] | Other Related Parties [member]
Disclosure of transactions between related parties [line items]
Securities class	-
Book Value	$ 111	$ 489
Cost	$ 208
Main business	-
Registered address	-